SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenues from external customers	$ 540,768	$ 431,943	$ 544,325
Costs of revenue	334,888	291,472	338,599
Gross profit	205,880	140,471	205,726
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	224,793	172,667	182,901
Costs of revenue	135,633	106,583	113,314
Gross profit	89,160	66,084	69,587
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	190,645	155,732	240,310
Costs of revenue	90,574	86,128	131,043
Gross profit	100,071	69,604	109,267
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	125,330	103,544	95,277
Costs of revenue	108,681	98,761	82,900
Gross profit	16,649	4,783	12,377
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	25,837
Costs of revenue	0	0	11,342
Gross profit	$ 0	$ 0	$ 14,495